UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: 8/31_

Date of reporting period: 2/28/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Semiannual Report and Shareholder Letter
Templeton China
World Fund
February 28, 2021
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Not FDIC Insured May Lose Value No Bank Guarantee
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SHAREHOLDER LETTER
Dear Shareholder:
China’s economy was the only major economy to grow
in full calendar-year 2020, underpinned by a diversified
domestic economy driven by manufacturing, innovation and
digitization. In our view, China has successfully navigated
the economic disruptions caused by the pandemic, and
the resulting V-shaped recovery bodes well for continued
strength in 2021. We continue to see the emergence of
high-quality companies that, in our analysis, are well-placed to benefit from ongoing market consolidation and booming
domestic consumption.
Geopolitical tension between China and the U.S. remains
a key headwind likely to persist, despite some easing
under the new U.S. administration. Although this tension
is resulting in decoupling between the two countries with
regard to technology-related companies, we have seen
continued liberalization in China’s financial markets, driving increased foreign ownership. Investor interest in China’s
domestic A-share markets is rising alongside increased
bond market flows as China is added to international equity
indexes.
The Chinese equity market has presented diverse
opportunities to investors, and the depth and breadth of
the market has grown exponentially. Digitization, adoption
of technology and further consolidation across certain
industries should all feed into the long-term opportunities that we have long been watching unfold in China.
We are particularly interested in so-called “new economy”
stocks. The trajectory of companies that have harnessed
technology to create online platforms from traditional
brick-and-mortar businesses has led to various Chinese
government initiatives, from lower transaction costs to
reaching segments of society that previously did not
have that access to goods and services. The concept of
digitization extends beyond the consumer section in light of fifth-generation (5G) technology, as we think it could become a tailwind for other sectors to capture this opportunity,
particularly in the industrials sector. As we continue to keep an eye on quality businesses with sustainable business
models, we also anticipate ongoing Chinese initiatives that
could bring fertile investment opportunities.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton China World Fund’s semiannual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of February
28, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton China World Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 16
Notes to Financial Statements 20
Shareholder Information 29
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Templeton China World Fund
This semiannual report for Templeton China World Fund
covers the period ended February 28, 2021.
Your Fund’s Goals and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of “China companies.” Such
companies are those that are organized under the laws of,
or with a principal office in, the People’s Republic of China
(China), Hong Kong or Taiwan; or for which the principal
trading market is in China, Hong Kong or Taiwan; or that
derive at least 50% of their revenues from goods or services sold or produced, or have at least 50% of their assets, in
China.
Performance Overview
For the six months ended February 28, 2021, the Fund’s
Class A shares posted a total return of +18.00%. For
comparison, the Fund’s new benchmark, the MSCI China
Index-NR, which measures stock market performance of
mid- and large-capitalization companies in China, posted a
+14.93% cumulative total return for the same period.
1
The
Fund’s prior benchmark, the MSCI China Index, posted a
+14.94% return.
1
The investment manager believes the
MSCI China Index-NR provides a more consistent basis
for comparison relative to the Fund’s peers. For the 10-
year period ended February 28, 2021, the Fund’s Class A
shares posted a +96.81% cumulative total return, compared
with the MSCI China Index-NR’s +126.51% and the MSCI
China Index’s +131.38% cumulative total returns for the
same period.
1
Please note index performance information
is provided for reference and we do not attempt to track
the index but rather undertake investments on the basis of
fundamental research. You can find more performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Economic and Market Overview
China’s economic recovery continued during the six-
month period ended February 28, 2021. Year-on-year
gross domestic product growth rates accelerated in the
third and fourth quarters of 2020, driven by retail sales
and government-stimulated industrial production, marking
three consecutive quarters of expansion following the
contraction caused by the novel coronavirus pandemic
in the first quarter. As a net oil importer, generally low oil prices throughout the period also supported the economy.
In late 2020, the government signaled its five-year annual
growth targets would be on the lower end of prior forecasts, reflecting continued uncertainty about the pandemic’s long-
term economic impact.
During the six months under review, the People’s Bank of
China held its benchmark loan prime rate steady, though it
offered a record amount of medium-term lending facility in
December 2020 to further support liquidity.
Chinese equities rose during the period, though they
generally lagged their emerging market peers. The
country’s continued economic recovery has been the most
robust of any major economy and provided a foundation
for investor confidence. Gains were limited, however, by
investor concerns about increased Chinese government
regulation of internet companies, new U.S. Department
of Defense-mandated restrictions on U.S. investment in
Chinese companies (scheduled to take effect in late 2021),
asset overvaluation and the possibility for monetary policy
tightening. In this environment, the MSCI China Index-NR
posted a +14.93% total return for the six months ended
February 28, 2021.
1
Geographic Composition
2/28/21
% of Total
Net Assets
China 97.1%
Hong Kong 1.7%
Short-Term Investments & Other Net Assets 1.2%
1. Source: Morningstar. As of 2/28/21, the Fund’s Class A 10-year average annual total return not including sales charges was +7.00%, compared with the 10-year average annual total return of +8.52% for the MSCI China Index-NR and +8.75% for the MSCI China Index.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
13
.

Templeton China World Fund

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Semiannual Report
Investment Strategy
Our investment strategy employs a fundamental research,
value-oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset
value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its
position in its sector, the economic framework and political environment.
Manager’s Discussion
During the six months under review, key contributors to the
Fund’s absolute performance included Tencent Holdings,
Luzhou Laojiao and Baidu.
Tencent is one of the largest internet services companies in
China. The company provides online gaming, social network,
financial technology, cloud and other entertainment-related
services. Above-consensus revenue and net profit in the
second and third quarters of 2020, driven by strong growth in its online gaming business, continued to support the upward
share-price trend. The successful listing of an online video company in which Tencent has a stake and the development
of new initiatives led investors to maintain a positive view on the stock. Shares faced some short-term pressure, however,
as China unveiled draft anti-monopoly rules for its internet industry.
Luzhou Laojiao is principally engaged in the design,
manufacture and distribution of Chinese liquor products
in China, and is most well-known for the production of
a Chinese liquor distilled from fermented sorghum. The
company reported better-than-expected third-quarter 2020
earnings that benefited from an improving product mix and
buoyant demand for high-end spirits. In addition, selling,
general and administrative cost control measures were
well-received. Management guidance of strong growth in
2020 earnings further drove investor confidence in the stock.
Expectations of higher product prices and growth in the
premium mid-end liquor segments also boded well for the
share price.
Baidu is China’s premier search engine. The company also
has a major interest in China’s leading online video platform and is also involved in cloud computing and various artificial intelligence initiatives. Baidu’s fourth-quarter 2020 earnings and guidance for the first quarter of 2021 exceeded market
expectations. News of a strategic partnership with one
of China’s leading automobile manufacturers to create a
standalone electric car company, where Baidu would be the
majority shareholder, led shares to jump in the latter part of the reporting period. New strategic partnerships with leading automobile companies for Baidu’s autonomous driving
solutions further raised investor expectations.
Conversely, major detractors from absolute performance
included Alibaba Group Holding, CSPC Pharmaceutical
Group and Shimao Group Holdings.
Alibaba is the leading e-commerce company in China. It
also provides cloud computing services and is also involved
in payment, financing and logistics services. Shares fell as regulators stepped up their scrutiny of the internet industry through a series of actions, including the release of draft
online microlending and anti-monopoly rules. Alibaba also
grappled with a halt to its plan to publicly list its financial technology arm, as well as an antitrust probe into its
merchant policy. Operationally, the company reported solid
third-quarter 2020 revenue and earnings growth, which also
exceeded market expectations.
Top 10 Holdings
2/28/21
Company
Sub-Industry
% of Total
Net Assets
a a
Tencent Holdings Ltd. 14.1%
Interactive Media & Services
Alibaba Group Holding Ltd. 10.2%
Internet & Direct Marketing Retail
Meituan Dianping 4.9%
Internet & Direct Marketing Retail
JD.com, Inc. 3.5%
Internet & Direct Marketing Retail
New Oriental Education & Technology Group,
Inc. 3.3%
Education Services
Wuxi Biologics Cayman, Inc. 3.2%
Life Sciences Tools & Services
China Merchants Bank Co. Ltd. 3.1%
Diversified Banks
Luzhou Laojiao Co. Ltd. 2.9%
Distillers & Vintners
Baidu, Inc. 2.8%
Interactive Media & Services
Ping An Insurance Group Co. of China Ltd. 2.8%
Life & Health Insurance

Templeton China World Fund

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Semiannual Report
CSPC is a Chinese pharmaceutical company that is focused
on three key business segments: innovative drugs, generics
and bulk drugs. Although the company reported third-
quarter 2020 corporate results that met market expectations, concerns of Chinese government-directed price cuts for a
key product, NBP (a treatment for acute ischemic strokes),
weighed on sentiment in the stock in the first half of the
reporting period. Shares recovered off their recent lows
in 2021, providing us with an opportunity to sell out of the stock.
Shimao is engaged in the development of residential, hotel,
office and commercial properties. Shares in Shimao and the
sector as a whole were negatively impacted by the rising
supply of new shares in property management companies
via initial public offerings (IPOs). The group also completed a partial spinoff of its property management arm via an
IPO, which may have led some investors to adjust their
positioning from the parent company towards the property
management company.
In the past six months, we increased the Fund’s holdings in
the information technology, materials and industrials sectors.
The continued search for undervalued investments led to the
addition of numerous new companies to the portfolio. Key
purchases included NIO, a major Chinese electric vehicle
manufacturer, Shenzhen Capchem Technology, a leading
electronic chemicals and functional materials producer
in China, and Daqo New Energy, a prominent Chinese
manufacturer of high-purity polysilicon for the global solar photovoltaic industry. We also added to existing investments in Chinese clinical-stage biopharmaceutical company I-Mab,
Chinese designer and manufacturer of cable assembly and
connector system solutions Luxshare Precision Industry, and
leading brewery company China Resources Beer Holdings.
Meanwhile, we reduced the Fund’s investments in the
financials, consumer discretionary and energy sectors in
favor of opportunities we found more compelling and to raise funds for dividend and capital gains distribution during the reporting period. In terms of key sales, we reduced holdings in Chinese insurer China Life Insurance, the aforementioned
Tencent and Chinese commercial bank China Merchants
Bank. The Fund divested its positions in the aforementioned
CSPC, Hangzhou Hikvision Digital Technology, a video
surveillance products and solutions provider in China, and
CNOOC, a Chinese energy company.
Thank you for your continued participation in Templeton
China World Fund. We look forward to serving your future
investment needs.
Michael Lai, CFA
Lead Portfolio Manager
Eric Mok
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2021
Templeton China World Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +18.00% +11.51%
1-Year +49.28% +41.07%
5-Year +139.88% +17.78%
10-Year +96.81% +6.40%
Advisor
6-Month +18.09% +18.09%
1-Year +49.69% +49.69%
5-Year +142.85% +19.42%
10-Year +102.20% +7.29%
See page 7 for Performance Summary footnotes.

Templeton China World Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, the Fund’s investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Historically, smaller and midsized securities have experienced more price volatility than larger company stocks, especially over the short term. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities.
The Fund is designed for the aggressive portion of a well-diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/20–2/28/21)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2991 $3.9761 $4.2752
C $0.2991 $3.9761 $4.2752
R6 $0.2991 $3.9761 $4.2752
Advisor $0.2991 $3.9761 $4.2752
Total Annual Operating Expenses
4
Share Class
A 1.83%
Advisor 1.58%

Your Fund’s Expenses
Templeton China World Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ) . Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,180.00 $9.07 $1,016.47 $8.39 1.68%
C $1,000 $1,175.55 $13.10 $1,012.75 $12.12 2.43%
R6 $1,000 $1,182.09 $7.38 $1,018.03 $6.82 1.36%
Advisor $1,000 $1,180.90 $7.73 $1,017.70 $7.15 1.43%

Templeton China World Fund
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.71 $18.01 $22.42 $23.49 $21.51 $26.19
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.14) (0.07) 0.14 0.29
c
0.15 0.17
Net realized and unrealized gains (losses) 3.40 5.95 (1.76) 1.29 4.59 2.19
Total from investment operations ........ 3.26 5.88 (1.62) 1.58 4.74 2.36
Less distributions from:
Net investment income .............. — (0.13) (0.30) (0.25) (0.19) (0.46)
Net realized gains ................. (4.28) (3.05) (2.49) (2.40) (2.57) (6.58)
Total distributions ................... (4.28) (3.18) (2.79) (2.65) (2.76) (7.04)
Net asset value, end of period .......... $19.69 $20.71 $18.01 $22.42 $23.49 $21.51
Total return
d
....................... 18.00% 36.80% (6.46)% 7.26% 26.00% 11.19%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.68% 1.86% 1.87% 1.85% 1.94% 1.91%
Expenses net of waiver and payments by
affiliates .......................... 1.68%
f
1.85% 1.83% 1.85%
f
1.94%
f,g
1.91%
f,g
Net investment income (loss) .......... (1.33)% (0.39)% 0.76% 1.26%
c
0.71% 0.77%
Supplemental data
Net assets, end of period (000’s) ........ $194,554 $164,145 $146,709 $178,315 $188,885 $186,850
Portfolio turnover rate ................ 18.45% 59.87% 5.69% 12.15% 7.92% 3.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.57 $17.91 $22.13 $23.12 $21.18 $25.76
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.21) (0.20) (—)
c
0.10
d
(0.03) —
c
Net realized and unrealized gains (losses) 3.36 5.91 (1.72) 1.31 4.54 2.17
Total from investment operations ........ 3.15 5.71 (1.72) 1.41 4.51 2.17
Less distributions from:
Net investment income .............. — — (0.01) (—)
c
— (0.17)
Net realized gains ................. (4.28) (3.05) (2.49) (2.40) (2.57) (6.58)
Total distributions ................... (4.28) (3.05) (2.50) (2.40) (2.57) (6.75)
Net asset value, end of period .......... $19.44 $20.57 $17.91 $22.13 $23.12 $21.18
Total return
e
....................... 17.55% 35.80% (7.16)% 6.52% 24.97% 10.41%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.43% 2.61% 2.62% 2.60% 2.69% 2.66%
Expenses net of waiver and payments by
affiliates .......................... 2.43%
g
2.60% 2.58% 2.60%
g
2.69%
g,h
2.66%
g,h
Net investment income (loss) .......... (2.06)% (1.15)% 0.01%
i
0.51%
d
(0.04)% 0.02%
Supplemental data
Net assets, end of period (000’s) ........ $12,593 $12,376 $15,744 $36,678 $42,577 $48,769
Portfolio turnover rate ................ 18.45% 59.87% 5.69% 12.15% 7.92% 3.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.08%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton China World Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.88 $18.14 $22.55 $23.66 $21.68 $26.41
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.10) 0.01 0.26 0.45
c
0.27 0.31
Net realized and unrealized gains (losses) 3.42 5.99 (1.81) 1.25 4.59 2.18
Total from investment operations ........ 3.32 6.00 (1.55) 1.70 4.86 2.49
Less distributions from:
Net investment income .............. — (0.21) (0.37) (0.41) (0.31) (0.64)
Net realized gains ................. (4.28) (3.05) (2.49) (2.40) (2.57) (6.58)
Total distributions ................... (4.28) (3.26) (2.86) (2.81) (2.88) (7.22)
Net asset value, end of period .......... $19.92 $20.88 $18.14 $22.55 $23.66 $21.68
Total return
d
....................... 18.21% 37.42% (6.08)% 7.75% 26.62% 11.76%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.41% 1.56% 1.57% 1.50% 1.49% 1.45%
Expenses net of waiver and payments by
affiliates .......................... 1.36% 1.42% 1.42% 1.42% 1.44%
f
1.42%
f
Net investment income (loss) .......... (1.01)% 0.05% 1.17% 1.69%
c
1.21% 1.26%
Supplemental data
Net assets, end of period (000’s) ........ $4,287 $3,437 $3,395 $3,412 $1,213 $720
Portfolio turnover rate ................ 18.45% 59.87% 5.69% 12.15% 7.92% 3.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.26%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.94 $18.18 $22.60 $23.68 $21.68 $26.39
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.11) (0.02) 0.20 0.35
c
0.22 0.22
Net realized and unrealized gains (losses) 3.43 6.01 (1.79) 1.30 4.60 2.22
Total from investment operations ........ 3.32 5.99 (1.59) 1.65 4.82 2.44
Less distributions from:
Net investment income .............. — (0.18) (0.34) (0.33) (0.25) (0.57)
Net realized gains ................. (4.28) (3.05) (2.49) (2.40) (2.57) (6.58)
Total distributions ................... (4.28) (3.23) (2.83) (2.73) (2.82) (7.15)
Net asset value, end of period .......... $19.98 $20.94 $18.18 $22.60 $23.68 $21.68
Total return
d
....................... 18.09% 37.20% (6.25)% 7.54% 26.31% 11.51%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.43% 1.61% 1.62% 1.60% 1.69% 1.66%
Expenses net of waiver and payments by
affiliates .......................... 1.43%
f
1.60% 1.58% 1.60%
f
1.69%
f,g
1.66%
f,g
Net investment income (loss) .......... (1.08)% (0.12)% 1.01% 1.51%
c
0.96% 1.02%
Supplemental data
Net assets, end of period (000’s) ........ $85,702 $74,741 $67,189 $79,456 $83,172 $73,504
Portfolio turnover rate ................ 18.45% 59.87% 5.69% 12.15% 7.92% 3.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Statement of Investments (unaudited), February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks 98.8%
Air Freight & Logistics 0.5%
SF Holding Co. Ltd., A .................................. China 100,221 $ 1,624,580
Application Software 0.7%
Hundsun Technologies, Inc., A ............................ China 156,520 2,113,714
Auto Parts & Equipment 1.0%
Minth Group Ltd. ...................................... China 664,000 2,911,576
Automobile Manufacturers 1.3%
a
NIO, Inc., ADR ....................................... China 84,696 3,877,383
a
Biotechnology 4.6%
a
BeiGene Ltd. ......................................... China 170,631 4,145,393
a
I-Mab, ADR .......................................... China 47,345 2,802,351
a,b,c
InnoCare Pharma Ltd., 144A, Reg S ....................... China 565,200 1,373,686
a,b,c
Innovent Biologics, Inc., 144A, Reg S ...................... China 518,327 5,334,025
13,655,455
Brewers 1.3%
China Resources Beer Holdings Co. Ltd. .................... China 498,646 3,762,151
Construction Machinery & Heavy Trucks 1.7%
Weichai Power Co. Ltd., H .............................. China 1,742,693 5,129,537
Construction Materials 2.6%
Anhui Conch Cement Co. Ltd., H .......................... China 764,500 4,912,893
Asia Cement China Holdings Corp. ........................ China 71,271 67,014
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 380,020 2,772,398
7,752,305
Distillers & Vintners 2.9%
Luzhou Laojiao Co. Ltd., A ............................... China 239,189 8,705,913
Diversified Banks 3.1%
China Merchants Bank Co. Ltd., H ......................... China 1,209,430 9,274,820
Diversified Metals & Mining 0.6%
China Molybdenum Co. Ltd., H ........................... China 2,268,000 1,749,289
Education Services 3.3%
a
New Oriental Education & Technology Group, Inc., ADR ........ China 55,878 9,925,050
a
Electrical Components & Equipment 1.1%
Sunwoda Electronic Co. Ltd., A ........................... China 860,889 3,290,917
Electronic Components 1.7%
Luxshare Precision Industry Co. Ltd., A ..................... China 470,690 3,375,854
Sunny Optical Technology Group Co. Ltd. ................... China 66,710 1,662,184
5,038,038
Environmental & Facilities Services 1.9%
b,c
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 1,362,250 5,703,958
Financial Exchanges & Data 1.8%
East Money Information Co. Ltd., A ........................ China 396,000 1,863,000
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 54,934 3,377,500
5,240,500
Footwear 2.4%
ANTA Sports Products Ltd. .............................. China 466,435 7,145,969

Templeton China World Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Health Care Services 0.6%
a,c
New Horizon Health Ltd., 144A, Reg S ..................... China 221,500 $ 1,714,841
a
Industrial Machinery 0.6%
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 127,533 1,872,172
Interactive Home Entertainment 3.2%
a
Bilibili , Inc., ADR ...................................... China 28,132 3,543,788
NetEase , Inc. ........................................ China 269,129 5,874,782
9,418,570
Interactive Media & Services 18.0%
a
Baidu, Inc., ADR ...................................... China 29,386 8,329,756
a,c
Kuaishou Technology, 144A, Reg S ........................ China 80,000 3,184,962
Tencent Holdings Ltd. .................................. China 482,300 41,958,659
53,473,377
Internet & Direct Marketing Retail 21.7%
a
Alibaba Group Holding Ltd. .............................. China 1,009,592 30,337,418
a,b
Baozun , Inc., ADR ..................................... China 109,940 5,049,544
a
JD.com, Inc., A ....................................... China 222,454 10,433,044
a,c
Meituan Dianping , B, 144A, Reg S ........................ China 324,898 14,592,618
a
Vipshop Holdings Ltd., ADR ............................. China 105,235 3,927,370
64,339,994
Internet Services & Infrastructure 2.0%
a
GDS Holdings Ltd., ADR ................................ China 57,566 5,880,943
a
Life & Health Insurance 3.2%
China Life Insurance Co. Ltd., H .......................... China 606,497 1,280,832
Ping An Insurance Group Co. of China Ltd., H ................ China 662,500 8,198,156
9,478,988
Life Sciences Tools & Services 4.2%
c
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 148,800 3,098,141
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 756,848 9,376,531
12,474,672
Packaged Foods & Meats 0.3%
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A .... China 123,383 988,452
Paper Products 0.5%
Nine Dragons Paper Holdings Ltd. ......................... Hong Kong 956,541 1,540,175
Pharmaceuticals 1.2%
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 233,594 3,673,685
Real Estate Development 3.2%
China Resources Land Ltd. .............................. China 1,196,000 5,683,555
Shimao Group Holdings Ltd. ............................. China 1,118,300 3,682,506
9,366,061
Real Estate Operating Companies 0.1%
a,c
KWG Living Group Holdings Ltd., Reg S .................... China 178,249 211,939
a,c
Shimao Services Holdings Ltd., 144A, Reg S ................. China 26,201 50,040
261,979
Restaurants 1.2%
Yum China Holdings, Inc. ............................... China 57,625 3,448,280

Templeton China World Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See A bbreviations on page 28 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Semiconductor Equipment 1.5%
a
Daqo New Energy Corp., ADR ........................... China 41,726 $ 4,349,935
a
Semiconductors 1.9%
Will Semiconductor Co. Ltd. Shanghai, A .................... China 130,971 5,731,225
Specialty Chemicals 1.1%
Shenzhen Capchem Technology Co. Ltd., A .................. China 280,518 3,365,124
Specialty Stores 1.8%
China Tourism Group Duty Free Corp. Ltd., A ................ China 110,757 5,266,489
Total Common Stocks (Cost $164,014,650) .....................................
293,546,117
Short Term Investments 2.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 5,044,817 5,044,817
Total Money Market Funds (Cost $5,044,817) ...................................
5,044,817
f
Investments from Cash Collateral Received for
Loaned Securities 1.0%
Money Market Funds 1.0%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 3,068,119 3,068,119
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$3,068,119) .................................................................
3,068,119
Total Short Term Investments (Cost $8,112,936 ) .................................
8,112,936
a
Total Investments (Cost $172,127,586) 101.5% ..................................
$301,659,053
Other Assets, less Liabilities (1.5)% ...........................................
(4,524,186)
Net Assets 100.0% ...........................................................
$297,134,867
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2021. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $44,640,741, representing 15.0% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding securities on loan.

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $164,014,650
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 8,112,936
Value - Unaffiliated issuers (Includes securities loaned of $3,951,605) ................................. $293,546,117
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 8,112,936
Cash .................................................................................... 2,243
Receivables:
Capital shares sold ........................................................................ 460,207
Other assets .............................................................................. 437
Total assets .......................................................................... 302,121,940
Liabilities:
Payables:
Investment securities purchased .............................................................. 992,042
Capital shares redeemed ................................................................... 380,353
Management fees ......................................................................... 348,414
Distribution fees .......................................................................... 50,680
Transfer agent fees ........................................................................ 47,051
Payable upon return of securities loaned (Note 1 c ) .................................................. 3,068,119
Accrued expenses and other liabilities ........................................................... 100,414
Total liabilities ......................................................................... 4,987,073
Net assets, at value ................................................................. $297,134,867
Net assets consist of:
Paid-in capital ............................................................................. $158,686,810
Total distributable earnings (losses) ............................................................. 138,448,057
Net assets, at value ................................................................. $297,134,867

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
China World
Fund
Class A:
Net assets, at value ....................................................................... $194,553,578
Shares outstanding ........................................................................ 9,880,469
Net asset value per share
a
.................................................................. $19.69
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $20.84
Class C:
Net assets, at value ....................................................................... $12,592,519
Shares outstanding ........................................................................ 647,701
Net asset value and maximum offering price per share
a
............................................. $19.44
Class R6:
Net assets, at value ....................................................................... $4,286,625
Shares outstanding ........................................................................ 215,151
Net asset value and maximum offering price per share ............................................. $19.92
Advisor Class:
Net assets, at value ....................................................................... $85,702,145
Shares outstanding ........................................................................ 4,289,645
Net asset value and maximum offering price per share ............................................. $19.98
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton China World Fund
Financial Statements
Statement of Operations
for the six months ended February 28, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Investment income:
Dividends: (net of foreign taxes of $25,726)
Unaffiliated issuers ........................................................................ $462,180
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 14,517
Total investment income ................................................................... 476,697
Expenses:
Management fees (Note 3 a ) ................................................................... 1,629,474
Distribution fees: (Note 3c )
    Class A ................................................................................ 218,039
    Class C ................................................................................ 61,932
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 78,998
    Class C ................................................................................ 5,611
    Class R6 ............................................................................... 1,267
    Advisor Class ............................................................................ 35,940
Custodian fees ............................................................................. 8,586
Reports to shareholders ...................................................................... 43,453
Registration and filing fees .................................................................... 50,235
Professional fees ........................................................................... 51,669
Trustees' fees and expenses .................................................................. 15,436
Other .................................................................................... 11,603
Total expenses ......................................................................... 2,212,243
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (4,966)
Net expenses ......................................................................... 2,207,277
Net investment income (loss) ............................................................ (1,730,580)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 14,136,828
Foreign currency transactions ................................................................ (30,985)
Net realized gain (loss) .................................................................. 14,105,843
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 31,220,372
Translation of other assets and liabilities denominated in foreign currencies .............................. (16)
Net change in unrealized appreciation (depreciation) ............................................ 31,220,356
Net realized and unrealized gain (loss) ............................................................ 45,326,199
Net increase (decrease) in net assets resulting from operations .......................................... $43,595,619

Templeton China World Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton China World Fund
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,730,580) $(823,115)
Net realized gain (loss) ................................................. 14,105,843 75,457,889
Net change in unrealized appreciation (depreciation) ........................... 31,220,356 (2,201,973)
Net increase (decrease) in net assets resulting from operations ................ 43,595,619 72,432,801
Distributions to shareholders:
Class A ............................................................. (33,391,528) (24,649,838)
Class C ............................................................. (2,395,172) (2,304,710)
Class R6 ............................................................ (675,504) (573,952)
Advisor Class ........................................................ (15,703,973) (11,698,806)
Total distributions to shareholders .......................................... (52,166,177) (39,227,306)
Capital share transactions: (Note 2 )
Class A ............................................................. 35,659,787 (4,000,337)
Class C ............................................................. 578,609 (4,978,138)
Class R6 ............................................................ 947,658 (446,417)
Advisor Class ........................................................ 13,820,928 (2,117,940)
Total capital share transactions ............................................ 51,006,982 (11,542,832)
Net increase (decrease) in net assets ................................... 42,436,424 21,662,663
Net assets:
Beginning of period ..................................................... 254,698,443 233,035,780
End of period .......................................................... $297,134,867 $254,698,443

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton China World Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers four classes of shares: Class A, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares after they have been held for 10 years.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy referred to as “market level fair value”. See the Fair
Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, the
Fund received $1,573,272 in U.S. Government and Agency
securities as collateral. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At February 28, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,175,705 $24,482,180 1,637,185 $28,718,789
Shares issued in reinvestment of distributions .......... 1,828,143 32,412,982 1,424,398 23,858,673
Shares redeemed ............................... (1,048,308) (21,235,375) (3,284,677) (56,577,799)
Net increase (decrease) .......................... 1,955,540 $35,659,787 (223,094) $(4,000,337)
Class C Shares:
Shares sold ................................... 85,244 $1,767,648 89,115 $1,517,497
Shares issued in reinvestment of distributions .......... 134,598 2,359,504 133,589 2,233,607
Shares redeemed
a
.............................. (173,762) (3,548,543) (500,380) (8,729,242)
Net increase (decrease) .......................... 46,080 $578,609 (277,676) $(4,978,138)
Class R6 Shares:
Shares sold ................................... 63,654 $1,337,754 27,223 $484,613
Shares issued in reinvestment of distributions .......... 37,670 675,419 34,097 573,857
Shares redeemed ............................... (50,763) (1,065,515) (83,905) (1,504,887)
Net increase (decrease) .......................... 50,561 $947,658 (22,585) $(446,417)
Advisor Class Shares:
Shares sold ................................... 628,175 $13,377,862 815,555 $14,197,900
Shares issued in reinvestment of distributions .......... 785,723 14,135,152 615,112 10,395,376
Shares redeemed ............................... (693,489) (13,692,086) (1,557,209) (26,711,216)
Net increase (decrease) .......................... 720,409 $13,820,928 (126,542) $(2,117,940)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
The Fund pays an investment management fee to Asset Management based on the average weekly net assets of the Fund as follows:
Effective March 1, 2021, the Fund will pay fees to Asset Management based on the average weekly net assets of the Fund as follows:
For the period ended February 28, 2021, the annualized gross effective investment management fee rate was 1.20% of the
Fund’s average weekly net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund’s average weekly net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
1.200% Up to and including $4 billion
1.150% Over $4 billion, up to and including $10 billion
1.100% Over $10 billion, up to and including $15 billion
1.050% Over $15 billion, up to and including $20 billion
1.000% In excess of $20 billion
Annualized Fee Rate Net Assets
1.200% Up to and including $1 billion
1.150% Over $1 billion, up to and including $5 billion
1.100% Over $5 billion, up to and including $10 billion
1.050% Over $10 billion, up to and including $15 billion
1.000% In excess of $15 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2021, the Fund paid transfer agent fees of $121,816, of which $83,617 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2021, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $15,439
CDSC retained .............................................................................. $288
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,642,614 $45,875,640 $(44,473,437) $— $— $5,044,817 5,044,817 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $2,257,156 $34,799,319 $(33,988,356) $ — $ — $3,068,119 3,068,119 $—
Total Affiliated Securities .... $5,899,770 $80,674,959 $(78,461,793) $— $— $8,112,936 $—
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.60%, based on the average net assets of each class until December 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the
Fund’s fiscal year end.
Prior to January 1, 2021, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to
1.42% based on the average net assets of the class.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2021.
4. Income Taxes
At February 28, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended February
28, 2021, aggregated $48,582,781 and $51,527,846, respectively.
At February 28, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$3,068,119 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $172,127,586
Unrealized appreciation ........................................................................ $132,367,065
Unrealized depreciation ........................................................................ (2,835,598)
Net unrealized appreciation (depreciation) .......................................................... $129,531,467
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2021, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 1,624,580 $ — $ 1,624,580
Application Software .................... — 2,113,714 — 2,113,714
Auto Parts & Equipment ................. — 2,911,576 — 2,911,576
Automobile Manufacturers ............... 3,877,383 — — 3,877,383
Biotechnology ......................... 2,802,351 10,853,104 — 13,655,455
Brewers ............................. — 3,762,151 — 3,762,151
Construction Machinery & Heavy Trucks ..... — 5,129,537 — 5,129,537
Construction Materials .................. — 7,752,305 — 7,752,305
Distillers & Vintners ..................... — 8,705,913 — 8,705,913
Diversified Banks ...................... — 9,274,820 — 9,274,820
Diversified Metals & Mining ............... — 1,749,289 — 1,749,289
Education Services ..................... 9,925,050 — — 9,925,050
Electrical Components & Equipment ........ — 3,290,917 — 3,290,917
Electronic Components .................. — 5,038,038 — 5,038,038
Environmental & Facilities Services ......... — 5,703,958 — 5,703,958
Financial Exchanges & Data .............. — 5,240,500 — 5,240,500
Footwear ............................ — 7,145,969 — 7,145,969
Health Care Services ................... 1,714,841 — — 1,714,841

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton China World Fund (continued)
Assets:
Common Stocks:
Industrial Machinery .................... $ — $ 1,872,172 $ — $ 1,872,172
Interactive Home Entertainment ........... 3,543,788 5,874,782 — 9,418,570
Interactive Media & Services .............. 11,514,718 41,958,659 — 53,473,377
Internet & Direct Marketing Retail .......... 8,976,914 55,363,080 — 64,339,994
Internet Services & Infrastructure .......... 5,880,943 — — 5,880,943
Life & Health Insurance .................. — 9,478,988 — 9,478,988
Life Sciences Tools & Services ............ — 12,474,672 — 12,474,672
Packaged Foods & Meats ................ — 988,452 — 988,452
Paper Products ........................ — 1,540,175 — 1,540,175
Pharmaceuticals ....................... — 3,673,685 — 3,673,685
Real Estate Development ................ — 9,366,061 — 9,366,061
Real Estate Operating Companies ......... — 261,979 — 261,979
Restaurants .......................... 3,448,280 — — 3,448,280
Semiconductor Equipment ............... 4,349,935 — — 4,349,935
Semiconductors ....................... — 5,731,225 — 5,731,225
Specialty Chemicals .................... — 3,365,124 — 3,365,124
Specialty Stores ....................... — 5,266,489 — 5,266,489
Short Term Investments ................... 8,112,936 — — 8,112,936
Total Investments in Securities ........... $64,147,139 $237,511,914
a
$— $301,659,053
a
Includes foreign securities valued at $237,511,914, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
9. Fair Value Measurements
(continued)

Templeton China World Fund
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON CHINA WORLD FUND
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of the Fund, including a majority
of the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Templeton
Asset Management Ltd. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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Shareholder Information

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Semiannual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional China region funds.
The Board noted that the Fund’s annualized total return
for the one- and 10-year periods was below the median
of its Performance Universe, but that its annualized total
return for the three-year period was above and for the five-
year period was equal to the median of its Performance
Universe. The Board discussed this performance with
management and management explained that, over the
past few years, market performance was largely driven by
the internet and technology sectors. Management further
explained that, while the Fund’s benchmark was tilted
toward these two sectors, the Fund followed its long-term
value strategy and held positions in cyclical sectors, such
as energy and materials, which did not perform as well and
resulted in the Fund’s relative underperformance to its peers and benchmark. Management further explained that the
Performance Universe, which included funds that follow a
benchmark that is weighted 40% to China A-Shares listed in
Mainland China, was not directly comparable to the Fund,
in part, as the Fund primarily invested in Chinese equities
listed outside of Mainland China, which is the primary focus of the Fund’s benchmark. This difference was significant in
that the China A-Shares market returned 44% for the one-
year period. Management then discussed with the Board
the actions that have been taken in an effort to improve
Fund performance, in particular the repositioning of the
Fund’s portfolio in December 2019 toward higher quality and
sustainable growth, enhancements to the Fund’s investment
process, changes to the benchmark and additions to the
Fund’s portfolio management team. The Board noted the
favorable 34.68% annualized total return of the Fund for the one-year period and concluded that the Fund’s Management
Agreement should be continued for an additional one-year
period, while management’s efforts continue to be closely
monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for other funds in the Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
eight other China region funds. The Board noted that the
Management Rate was above the median of its Expense
Group and the actual total expense ratio for the Fund was
approximately 8.5 basis points above the median of its
Expense Group. The Board discussed the expenses of the
Fund with management and noted that two of the nine funds
in the Expense Group had significantly more exposure to
China A-Shares than the Fund and the other funds in the

Templeton China World Fund
Shareholder Information

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Semiannual Report
Expense Group. Management explained that the expenses
for the Expense Group are in a tight range and, if these two funds with outlier strategies were removed from the Expense
Group, the Fund’s actual total expense ratio would be less
than five basis points above the median of the remaining
funds. Management also explained that the cost includes
factors relating to the Fund’s operations, such as the quality and experience of its portfolio manager and research staff,
and the depth of the Manager’s physical presence and
coverage in the geographical area in which the Fund invests.
The Board recalled that management had reduced the
Fund’s Management Rate effective July 1, 2019 and again
on July 1, 2020. The Board then noted that, at the request
of the Independent Trustees at the Meeting, management
agreed to further amend the Fund’s current Management
Rate fee schedule by lowering the level of net assets at
each breakpoint in the schedule, effective March 1, 2021.
The Board also noted that the Fund’s actual total expense
ratio reflected a fee waiver from management. In light of
the above, the Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows. The Board recognized that,

Templeton China World Fund
Shareholder Information

franklintempleton.com
Semiannual Report
given the Fund has not yet reached an asset size that would
enable the Fund to achieve economies of scale, the Fund is
not expected to experience additional economies of scale in
the foreseeable future.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

188 S 04/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton China World Fund
Investment Manager Distributor Shareholder Services
Templeton Asset
Management Ltd.
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee
of Listed Registrants.
   N/A

Item 6. Schedule of Investments.
  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives
.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                        N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By S\Matthew T. Hinkle _______
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date April 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle _______
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date April 23, 2021

By S\Robert G. Kubilis______
      Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date April 23, 2021